Cover	Jun. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2026
Entity File Number	000-49709
Entity Registrant Name	Cardiff Lexington Corporation
Entity Central Index Key	0000811222
Entity Tax Identification Number	84-1044583
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	710 East Main Street
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40502
City Area Code	800
Local Phone Number	530-2100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false